Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company
45.	PARENT COMPANY
Condensed financial information of the parent company is as follows:

(1)	Condensed statements of financial positions

	December 31, 2022	December 31, 2023
	(Korean Won in millions)
ASSETS
Cash and cash equivalents:
Bank subsidiaries	313,361	289,507
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151	18,921,151
Non-bank subsidiaries	3,473,764	4,749,325
Other assets	2,405,300	1,826,039

Total assets	25,113,576	25,786,022

LIABILITIES
Debentures	1,447,762	1,587,659
Other liabilities	768,912	197,365

Total liabilities	2,216,674	1,785,024

EQUITY	22,896,902	24,000,998
Total liabilities and equity	25,113,576	25,786,022

(2)	Condensed statements of comprehensive income

	2021	2022	2023
	(Korean Won in millions, except for per share data)
Interest and dividend income
Interest income
Bank subsidiaries	4,236	25,614	63,806
Other	—	—	786
Dividends
Bank subsidiaries	680,200	1,175,672	1,372,572
Non-bank subsidiaries	12,405	96,721	110,384
Others	(106,291)	(112,380)	(122,878)

Operating income	590,550	1,185,627	1,424,670

Non-operating loss	(305)	(1,363)	(1,043)
Net income before income tax expense	590,245	1,184,264	1,423,627
Income tax income(loss)	4,607	(1,015)	881

Net income	594,852	1,183,249	1,424,508

Other comprehensive income(loss), net of tax	(2,330)	(22,312)	18,916

Total comprehensive income	592,522	1,160,937	1,443,424

Basic and diluted earnings per share	730	1,499	1,754

(3)	Condensed statements of cash flows

	2021	2022	2023
	(Korean Won in millions)
Cash flows from operating activities:
Net income	594,852	1,183,249	1,424,508
Adjustments:
Interest income
Bank subsidiaries	(4,236)	(25,614)	(63,806)
Other	—	—	(786)
Dividend income
Bank subsidiaries	(680,200)	(1,175,672)	(1,372,572)
Non-bank subsidiaries	(12,405)	(96,721)	(110,384)
Others	710,216	1,295,154	1,550,265

Net cash provided by operating activities	608,227	1,180,396	1,427,225

Cash flows from investing activities:
Acquisition of investments in subsidiaries	(518,384)	(250,000)	(898,740)
Others	238,888	(1,343,428)	24,992

Net cash used in investing activities	(279,496)	(1,593,428)	(873,748)

Cash flows from financing activities:
Issue of hybrid securities	398,966	817,985	498,680
Dividends paid on hybrid securities	(66,250)	(91,757)	(131,149)
Increase in borrowings and debentures	219,489	79,764	399,234
Redemption of borrowings and debentures	—	—	(260,000)
Dividends paid	(368,357)	(655,252)	(979,586)
Others	(3,030)	(3,072)	(104,510)

Net cash provided by (used in) financing activities	180,818	147,668	(577,331)

Net increase(decrease) in cash and cash equivalents	509,549	(265,364)	(23,854)

Cash and cash equivalents, beginning of the period	69,176	578,725	313,361
Cash and cash equivalents, end of the period	578,725	313,361	289,507